Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impaired or pledged intangible assets	$ 0	$ 0
Impairment of intangible asset due to vocational education			$ 7,989,798
Impairment to intangible assets	0
Additions to intangible assets
Disposals to intangible assets	0	0
Amortization expenses		$ 35,032